Parent Entity Financial Information	12 Months Ended
Jun. 30, 2023
Parent Entity Financial Information [Abstract]
Parent entity financial information

Note 21. Parent entity financial information

The individual financial statements for the parent entity show the following aggregate amounts:

	2023 A$	2022 A$
Balance sheet
Current assets	20,348,996	23,685,902
Non-current assets	1,580,065	1,181,517
Total assets	21,929,061	24,867,419
Current liabilities	2,213,981	1,498,834
Non-current liabilities	152,207	175,447
Total liabilities	2,366,188	1,674,281

Shareholders’ equity
Share capital	88,436,263	88,436,263
Reserves
Share-based payments	3,123,759	3,053,197
Accumulated losses	(71,997,149)	(68,296,322)
	19,562,873	23,193,138
Loss for the year	3,700,827	2,781,085
Total comprehensive loss	3,700,827	2,781,085

(b)	Guarantees entered into by the parent entity

The parent entity has not entered into any guarantees in relation to debts of its subsidiaries in the year ended 30 June 2023 (2022: nil).

(c)	Contingent liabilities of the parent entity

The parent entity did not have any contingent liabilities as at 30 June 2023 or 30 June 2022.

(d)	Contractual commitments for the acquisition of property, plant or equipment

The parent entity has not entered into any contractual commitments for the acquisition of property, plant or equipment in the year ended 30 June 2023 (2022: nil).

(e)	Determining the parent entity financial information

The financial information for the parent entity has been prepared on the same basis as the consolidated financial statements, except as set out below.

(i)	Investments in subsidiaries

Investments in subsidiaries are accounted for at cost in the financial statements of Immuron Limited.

(ii)	Intercompany loan

Total comprehensive loss of the parent entity includes the fully impaired intercompany loan.